Summary of Significant Accounting Policies - Intangible Assets and Liabilities (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible Assets
Net intangible assets	$ 4,263,530	$ 2,585,834	$ 2,259,904
Intangible Liabilities
Below market leases, net	(1,336,298)	(439,726)	(300,724)
Leasing commissions
Intangible Assets
Net intangible assets	1,031,188	305,646	278,625
Legal and marketing costs
Intangible Assets
Net intangible assets	116,340	95,950	112,167
Above market leases
Intangible Assets
Net intangible assets	678,096	648,409	771,856
Leases in place
Intangible Assets
Net intangible assets	$ 2,437,906	$ 1,535,829	$ 1,097,256